Income Tax - Summary of Unrecognized Tax Benefits (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 0
Acquired as part of APR Energy acquisition (note 3)	75,400,000
Decreases due to tax provisions expired	1,200,000
Ending Balance	$ 76,600,000